Segment information and revenue (Liabilities) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Borrowings	¥ 1,550,000	¥ 1,559,800
Derivative financial liabilities	0	23,804
Liabilities	14,781,354	16,543,191
Allocated amounts [member]
Disclosure of operating segments [line items]
Others	251,328	112,876
Liabilities	12,424,220	14,195,666
Allocated amounts [member] | Petroleum products [member]
Disclosure of operating segments [line items]
Liabilities	8,159,960	9,749,806
Allocated amounts [member] | Intermediate petrochemicals [member]
Disclosure of operating segments [line items]
Liabilities	801,787	1,257,436
Allocated amounts [member] | Resins and plastics [member]
Disclosure of operating segments [line items]
Liabilities	1,309,344	1,327,587
Allocated amounts [member] | Synthetic fibers [member]
Disclosure of operating segments [line items]
Liabilities	531,455	490,211
Allocated amounts [member] | Trading of petrochemical products [member]
Disclosure of operating segments [line items]
Liabilities	1,370,346	1,257,750
Unallocated amounts [member]
Disclosure of operating segments [line items]
Borrowings	2,250,000	2,259,800
Deferred tax liabilities	30,895	33,344
Derivative financial liabilities	0	23,804
Others	76,239	30,577
Liabilities	¥ 2,357,134	¥ 2,347,525